Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 3,853.8	$ 4,019.6	$ 4,385.7
Technology [Member]
Segment Reporting Information [Line Items]
Intersegment profit	8.2	7.2	14.8
Revenues	595.5	672.9	724.7
Various Agencies Of U.S. Government [Member]
Segment Reporting Information [Line Items]
Revenues	$ 652.0	$ 842.0	$ 927.0